Share-Based Compensation - WhiteWave Stock Appreciation Rights Activity (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 1,411,157
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	4,521,714
Outstanding beginning balance	293,693		211,111
Granted			82,582
Forfeited and cancelled		[1]	0.00
Exercised	(8,942)		0.00
Outstanding at ending balance	284,751		293,693	211,111
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested And Expected To Vest Outstanding Number	281,204		287,247
SARs exercisable, ending balance	88,963		70,375
Outstanding Weighted average exercise price, beginning balance	$ 16.48		$ 17.00
Granted, Weighted average exercise price			$ 15.16
Forfeited and cancelled, Weighted average exercise price		[1]		$ 0.00
Exercised, Weighted average exercise price	$ 16.23			$ 0.00
Outstanding, Weighted average exercise price, ending balance	$ 16.49		$ 16.48	$ 17.00
SARs vested and expected to vest, Weighted average exercise price	$ 16.49		$ 16.49
SARs exercisable, Weighted average exercise price	$ 16.51		$ 17.00
SARs outstanding, Weighted average contractual life	8 years 4 months 28 days		8 years 10 months 28 days
SARs vested and expected to vest, Weighted average contractual life	8 years 4 months 28 days		8 years 10 months 28 days
SARs exercisable, Weighted average contractual life	8 years 4 months 24 days		8 years 9 months 26 days
SARs outstanding, Aggregate intrinsic value			1,896,487
SARs vested and expected to vest, Aggregate intrinsic value	4,464,922		1,853,126
SARs exercisable, Aggregate intrinsic value			$ 418,028

[1]	Pursuant to the terms of the 2012 SIP, SARs that are cancelled or forfeited may be available for future grants.